Commitments and Contingencies (Details) - USD ($)					3 Months Ended	12 Months Ended
	Jan. 18, 2022	Jan. 18, 2022	Dec. 17, 2021	Dec. 17, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Deferred underwriting commissions amount							$ (6,557,250)
Underwriter Agreement [Member]
Commitments and Contingencies [Line Items]
Deferred underwriting commissions price						0.35
Deferred underwriting commissions amount						$ 7,875,000
Over-Allotment Option [Member] | Underwriter Agreement [Member]
Commitments and Contingencies [Line Items]
Underwriter day option						45 days
Additional Units (in Shares)						3,000,000
IPO [Member]
Commitments and Contingencies [Line Items]
Sale of an additional units (in Shares)	2,500,000	2,500,000
Offering price (in Dollars per share)	$ 10	$ 10
Gross proceeds	$ 25,000,000		$ 200,000,000	$ 200,000,000
Aggregate amount				4,500,000
Deferred underwriting commissions amount				$ 7,875,000	$ 7,875,000
IPO [Member] | Underwriter Agreement [Member]
Commitments and Contingencies [Line Items]
Cash underwriting discount price						$ 0.2
Aggregate amount						$ 4,500,000